Fair values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [Line Items]
Derivative financial instruments	$ 484	$ 831
Long -term borrowings	38,555	37,163
Financial liabilities	39,989	37,030
Financial liabilities measured at fair value
Disclosure of fair value measurement of assets [Line Items]
Financial liabilities at fair value	2,839	831
Derivative financial instruments	2,839	831
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets [Line Items]
Long -term borrowings	38,555	37,163
Financial liabilities	38,555	37,163
Level 2 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets [Line Items]
Financial liabilities	39,989	37,030
Level 3 | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets [Line Items]
Derivative financial instruments	$ 2,839	$ 831